OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES

NOTE 4 – OTHER PAYABLES

As of June 30, 2025 and December 31, 2024, the Company reported $44,426 and $98,536 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.

NOTE 4 – OTHER PAYABLES

As of December 31, 2024 and 2023, the Company reported $98,536 and $110,298 as its other payables, respectively. The other payables mainly consist of payables for professional services, including audit, legal, and financial statement filing services.